Equity Method Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments
Equity Method Investments [Text Block]

NOTE 9. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

In the second quarter of 2018, we acquired Time Warner (see Note 6), which included various equity method investments. The differences between the fair value and the proportional book value of these investments’ net assets were $2,871. We attributed $1,642 to amortizing intangibles, which will be amortized into earnings in our “Equity net income (loss) of affiliates” over a weighted-average life of 18.2 years. The earnings from these investments, subsequent to the acquisition date, are included in the 2018 activity in the table below, as well as our consolidated statement of income for 2018.

In the third quarter of 2018, we acquired the remaining interest in Otter Media, which had previously been one of our equity method investments (see Note 6). Upon the closing of this acquisition, we began consolidating that business and recorded those assets at fair value.

Our investments in equity affiliates at December 31, 2018 primarily include our interests in Hudson Yards, HBO Latin America Group, Hulu, Central European Media Enterprises Ltd. and SKY Mexico.

Hudson Yards North Tower Holdings LLC (Hudson Yards) We hold a 50.0% interest in Hudson Yards, a limited liability company involved in the construction and development of real estate in New York City, which includes future office and studio space to be used by our WarnerMedia business.

HBO Latin America Group (HBO LAG) We hold an 88.2% interest in HBO LAG, which owns and operates various television channels in Latin America. We do not have the power to direct the activities that most significantly impact this entity’s economic performance, and therefore, account for this investment under the equity method of accounting.

Hulu We hold a 10.0% interest in Hulu, a provider of over-the-top services including instant streaming of television and movies.

Central European Media Enterprises Ltd. (CME) We hold a 66.6% interest in CME, a broadcasting company that operates leading television networks in Bulgaria, the Czech Republic, Romania and the Slovak Republic, as well as develops and produces content for its television networks. We do not have the power to direct the activities that most significantly impact this entity’s economic performance, and therefore, account for this investment under the equity method of accounting.

SKY Mexico We hold a 41.3% interest in SKY Mexico, which is a leading pay-TV provider in Mexico.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2018	2017
Beginning of year	$1,560	$1,674
Additional investments	237	51
Time Warner investments acquired	4,912	-
Acquisition of remaining interest in Otter Media	(166)	-
Equity in net income (loss) of affiliates	(48)	(128)
Dividends and distributions received	(243)	(46)
Currency translation adjustments	(14)	22
Other adjustments	7	(13)
End of year	$6,245	$1,560